Derivative Financial Instruments and Hedge Accounting - Summary of Hedged Item (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	₩ 31,474	$ 24,976	₩ 20,864	₩ (1,264)
Foreign currency translation reserve	(79,085)	$ (62,757)	(57,935)	₩ 64,269
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	7,206,193		7,638,783
Carrying amount - Liabilities	6,916,581		3,717,822
Accumulated amount of hedge adjustments - Assets	(257,245)		90,612
Accumulated amount of hedge adjustments - Liabilities	(354,085)		(53,243)
Changes in fair value	151,997		201,845
Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Changes in fair value	(92,845)		(23,823)
Cash flow hedge reserve	23,741		(7,733)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,596,049		2,443,893
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	82,284		133,268
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	151,303		180,676
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	5,610,144		5,194,890
Carrying amount - Liabilities	6,916,581		3,717,822
Accumulated amount of hedge adjustments - Assets	(339,529)		(42,656)
Accumulated amount of hedge adjustments - Liabilities	(354,085)		(53,243)
Changes in fair value	694		21,169
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Changes in fair value	(107,134)		(36,428)
Cash flow hedge reserve	46,229		4,864
Debt securities in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	2,467,171		1,627,228
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(107,444)		(20,272)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(86,757)		(26,247)
Currency | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,596,049		2,443,893
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	82,284		133,268
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	151,303		180,676
Currency | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Changes in fair value	14,289		12,605
Cash flow hedge reserve	(22,488)		(12,597)
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Changes in fair value	104,021		88,729
Foreign currency translation reserve	(114,743)		(35,658)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	3,142,973		3,567,662
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(232,085)		(22,384)
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(215,183)		(71,246)
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	29,429		93,521
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(8,591)		(1,319)
Changes in fair value	6,976		3,222
Debentures in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	5,690,371		2,470,123
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(249,629)		(79,877)
Changes in fair value	171,841		70,308
Debentures in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	1,196,781		1,154,178
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(95,865)		27,953
Changes in fair value	₩ 123,817		₩ 45,132